Schedule of Investments (unaudited)
December 31, 2025
BATS: Mortgage Total Return Series
(Formerly BATS: Series M Portfolio)
(Percentages shown are based on Net Assets)

Security		Par (000)	Value
Asset-Backed Securities
ARI Fleet Lease Trust, Series 2024-A, Class A2, 5.30%, 11/15/32(a)	USD	604	$ 607,718
Chesapeake Funding II LLC, Series 2023-2A, Class A1, 6.16%, 10/15/35(a)		494	498,806
Enterprise Fleet Financing LLC
Series 2023-2, Class A2, 5.56%, 04/22/30(a)		667	670,199
Series 2024-1, Class A3, 5.16%, 09/20/30(a)		294	299,623
Series 2024-2, Class A3, 5.61%, 04/20/28(a)		8,007	8,143,026
Series 2024-3, Class A4, 5.06%, 03/20/31(a)		378	386,785
Ford Credit Floorplan Master Owner Trust A
Series 2023-1, Class A1, 4.92%, 05/15/28(a)		3,331	3,341,616
Series 2024-2, Class A, 5.24%, 04/15/31(a)		5,015	5,199,326
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1, 5.34%, 06/15/28(a)		1,805	1,815,807
Series 2023-2, Class A, 5.34%, 06/15/30(a)		617	636,615
Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 09/20/40(a)		90	80,419
PFS Financing Corp., Series 2024-D, Class A, 5.34%, 04/15/29(a)		4,901	4,986,119
Total Asset-Backed Securities — 1.8% (Cost: $26,201,447)			26,666,059
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 10.0%
1211 Avenue of the Americas Trust, Series 2015- 1211, Class A1A2, 3.90%, 08/10/35(a)		945	911,925
1301 Trust, Series 2025-1301, Class A, 5.06%, 08/11/42(a)(b)		975	987,021
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, (1-mo. CME Term SOFR + 1.18%), 4.96%, 09/15/34(a)(b)		3,928	3,915,117
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class C, 3.60%, 05/15/53(a)(b)		400	376,685
ARES Commercial Mortgage Trust
Series 2024-IND, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 07/15/41(a)(b)		2,220	2,222,743
Series 2024-IND2, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 10/15/34(a)(b)		400	400,247
ARES Trust, Series 2025-IND3, Class A, (1-mo. CME Term SOFR + 1.50%), 5.25%, 04/15/42(a)(b)		1,070	1,070,668
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.41%, 11/10/29(a)(b)		550	561,021
Banc of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2024-BHP, Class A, (1- mo. CME Term SOFR + 2.35%), 6.10%, 08/15/39(a)(b)		600	600,991
BANK
Series 2017-BNK4, Class AS, 3.78%, 05/15/50		659	645,632
Series 2018-BN11, Class B, 4.34%, 03/15/61(b)		1,769	1,718,970
Series 2021-BN38, Class A5, 2.52%, 12/15/64		5,090	4,517,021
BBCMS Mortgage Trust, Series 2018-TALL, Class A, (1-mo. CME Term SOFR + 0.92%), 4.67%, 03/15/37(a)(b)		795	752,543
Benchmark Mortgage Trust
Series 2018-B2, Class A5, 3.88%, 02/15/51(b)		1,000	992,160
Series 2025-V18, Class B, 5.95%, 10/15/58		975	1,002,326
BFLD Trust
Series 2024-UNIV, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 11/15/41(a)(b)		560	560,350
Series 2024-WRHS, Class A, (1-mo. CME Term SOFR + 1.49%), 5.24%, 07/15/39(a)(b)		2,012	2,012,212
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
BFLD Trust
Series 2025-5MW, Class A, 4.67%, 10/10/42(a)(b)	USD	2,228	$ 2,227,869
Series 2025-660F, Class A, (1-mo. CME Term SOFR + 1.50%), 5.25%, 11/15/42(a)(b)		855	857,404
Series 2025-660F, Class B, (1-mo. CME Term SOFR + 1.80%), 5.55%, 11/15/42(a)(b)		873	875,717
Series 2025-EWEST, Class A, (1-mo. CME Term SOFR + 1.55%), 5.30%, 06/15/42(a)(b)		1,537	1,536,998
Series 2025-FPM, Class A, 5.01%, 10/10/40(a)(b)		1,268	1,282,385
BPR Mortgage Trust, Series 2025-ALDR, Class A, 5.67%, 06/05/42(a)		850	877,898
BPR Trust
Series 2021-TY, Class A, (1-mo. CME Term SOFR + 1.16%), 4.92%, 09/15/38(a)(b)		1,031	1,030,683
Series 2025-STAR, Class B, 5.38%, 11/05/42(a)(b)		795	797,896
BRCK Trust, Series 2025-830B, Class A, 4.96%, 12/10/42(a)(b)		793	793,209
BSTN Commercial Mortgage Trust, Series 2025- HUB, Class A, 4.90%, 04/13/41(a)(b)		760	763,006
BWAY Mortgage Trust, Series 2025-1535, Class A, 6.31%, 05/05/42(a)(b)		993	1,027,118
BX Commercial Mortgage Trust
Series 2022-LP2, Class A, (1-mo. CME Term SOFR + 1.01%), 4.76%, 02/15/39(a)(b)		929	927,652
Series 2023-XL3, Class A, (1-mo. CME Term SOFR + 1.76%), 5.51%, 12/09/40(a)(b)		2,200	2,201,618
Series 2024-AIRC, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 08/15/41(a)(b)		3,539	3,545,417
Series 2024-GPA3, Class A, (1-mo. CME Term SOFR + 1.29%), 5.04%, 12/15/39(a)(b)		883	882,924
Series 2024-MF, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 02/15/39(a)(b)		2,364	2,366,350
Series 2024-XL4, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 02/15/39(a)(b)		2,320	2,321,516
Series 2025-BCAT, Class A, (1-mo. CME Term SOFR + 1.38%), 5.13%, 08/15/42(a)(b)		2,099	2,101,258
Series 2025-JDI, Class A, (1-mo. CME Term SOFR + 1.40%), 5.15%, 11/15/42(a)(b)		1,415	1,416,315
Series 2025-SPOT, Class A, (1-mo. CME Term SOFR + 1.44%), 5.19%, 04/15/40(a)(b)		1,559	1,560,398
BX Trust
Series 2019-OC11, Class D, 3.94%, 12/09/41(a)(b)		1,489	1,418,335
Series 2021-LBA, Class AV, (1-mo. CME Term SOFR + 0.91%), 4.67%, 02/15/36(a)(b)		217	217,296
Series 2024-PAT, Class A, (1-mo. CME Term SOFR + 2.09%), 5.84%, 03/15/41(a)(b)		1,530	1,530,000
Series 2025-ARIA, Class A, 5.03%, 12/13/42(a)(b)		2,190	2,209,852
Series 2025-LIFE, Class A, 5.88%, 06/13/47(a)(b)		2,000	2,045,247
Series 2025-LUNR, Class A, (1-mo. CME Term SOFR + 1.50%), 5.25%, 06/15/40(a)(b)		2,264	2,266,413
Series 2025-OMG, Class A, (1-mo. CME Term SOFR + 1.35%), 5.10%, 10/15/42(a)(b)		1,015	1,015,633
Series 2025-ROIC, Class A, (1-mo. CME Term SOFR + 1.14%), 4.89%, 03/15/30(a)(b)		401	400,933
Series 2025-TAIL, Class A, (1-mo. CME Term SOFR + 1.40%), 5.15%, 06/15/35(a)(b)		1,618	1,618,000
Series 2025-VOLT, Class A, (1-mo. CME Term SOFR + 1.70%), 5.45%, 12/15/44(a)(b)		2,198	2,199,367
CENT Trust, Series 2025-CITY, Class A, 4.92%, 07/10/40(a)(b)		1,840	1,862,379

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Mortgage Total Return Series
(Formerly BATS: Series M Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CFK Trust, Series 2020-MF2, Class B, 2.79%, 03/15/39(a)	USD	1,254	$ 1,170,734
CHI Commercial Mortgage Trust, Series 2025-110W, Class A, 5.10%, 12/13/40(a)(b)		1,430	1,432,312
CIP Commercial Mortgage Trust, Series 2025-SBAY, Class A, (1-mo. CME Term SOFR + 1.40%), 5.15%, 10/15/37(a)(b)		1,367	1,368,270
Citigroup Commercial Mortgage Trust, Series 2023- SMRT, Class A, 5.82%, 10/12/40(a)(b)		1,370	1,411,859
Commercial Mortgage Trust, Series 2024-WCL1, Class A, (1-mo. CME Term SOFR + 1.84%), 5.59%, 06/15/41(a)(b)		1,454	1,455,797
CONE Trust, Series 2024-DFW1, Class A, (1-mo. CME Term SOFR + 1.64%), 5.39%, 08/15/41(a)(b)		930	928,550
CRSO Trust, Series 2023-BRND, 7.12%, 07/10/40(a)		763	791,999
CSTL Commercial Mortgage Trust
Series 2024-GATE, Class A, 4.76%, 11/10/41(a)(b)		1,625	1,635,337
Series 2025-GATE2, Class A, 4.56%, 11/10/42(a)(b)		1,100	1,096,521
DBC Mortgage Trust, Series 2025-DBC, Class A, (1-mo. CME Term SOFR + 1.35%), 5.10%, 11/15/42(a)(b)		1,785	1,786,379
DK Trust, Series 2025-LXP, Class A, (1-mo. CME Term SOFR + 1.59%), 5.33%, 08/15/37(a)(b)		340	340,527
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.15%, 08/10/42(a)(b)		990	1,009,843
Extended Stay America Trust, Series 2025-ESH, Class A, (1-mo. CME Term SOFR + 1.30%), 5.05%, 10/15/42(a)(b)		658	659,027
Grace Mortgage Trust, Series 2020-GRCE, Class B, 2.60%, 12/10/40(a)		900	804,798
GS Mortgage Securities Trust
Series 2021-ROSS, Class A, (1-mo. CME Term SOFR + 1.41%), 5.17%, 05/15/26(a)(b)		730	693,545
Series 2023-FUN, Class A, (1-mo. CME Term SOFR + 2.09%), 5.84%, 03/15/28(a)(b)		1,100	1,104,081
GSAT Trust, Series 2025-BMF, Class A, (1-mo. CME Term SOFR + 1.50%), 5.25%, 07/15/40(a)(b)		2,519	2,522,148
GWT, Series 2024-WLF2, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 05/15/41(a)(b)		1,570	1,574,372
Houston Galleria Mall Trust, Series 2025-HGLR, Class A, 5.46%, 02/05/45(a)(b)		1,875	1,942,853
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 07/10/39(a)(b)		669	619,785
ILPT Commercial Mortgage Trust, Series 2025- LPF2, Class A, 5.29%, 07/13/42(a)(b)		2,454	2,501,356
INT Commercial Mortgage Trust, Series 2025- PLAZA, Class A, 4.88%, 11/05/37(a)(b)		239	239,681
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-mo. CME Term SOFR + 1.35%), 5.10%, 03/15/42(a)(b)		2,084	2,086,603
INV Mortgage Trust, Series 2024-IND, Class A, (1- mo. CME Term SOFR + 1.74%), 5.49%, 11/15/41(a)(b)		640	635,212
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2016-NINE, Class A, 2.85%, 09/06/38(a)(b)		1,790	1,770,216
Series 2021-2NU, Class A, 1.97%, 01/05/40(a)		1,210	1,118,488
Series 2024-IGLG, Class A, 5.17%, 11/09/39(a)(b)		440	444,423
Series 2025-BHR5, Class A, (1-mo. CME Term SOFR + 1.69%), 5.44%, 03/15/40(a)(b)		248	248,203
Security		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1-mo. CME Term SOFR + 1.54%), 5.29%, 12/15/39(a)(b)	USD	738	$ 737,659
LQR Trust, Series 2025-CALI, Class A, (1-mo. CME Term SOFR + 1.60%), 5.33%, 01/15/43(a)(b)		1,281	1,280,997
LUX, Series 2023-LION, Class A, (1-mo. CME Term SOFR + 2.69%), 6.44%, 08/15/40(a)(b)		880	888,511
MAD Commercial Mortgage Trust, Series 2025- 11MD, Class A, 4.75%, 10/15/42(a)(b)		1,510	1,515,724
MCR Mortgage Trust, Series 2024-HF1, Class A, (1-mo. CME Term SOFR + 1.79%), 5.54%, 12/15/41(a)(b)		1,207	1,209,668
MF1, Series 2021-W10, Class B, (1-mo. CME Term SOFR + 1.37%), 5.12%, 12/15/34(a)(b)		640	639,933
Morgan Stanley Capital I Trust
Series 2018-H3, Class B, 4.62%, 07/15/51(b)		739	707,897
Series 2018-MP, Class A, 4.28%, 07/11/40(a)(b)		1,000	929,289
Series 2024-NSTB, Class A, 3.90%, 09/24/57(a)(b)		624	616,421
NCMF Trust, Series 2025-MFS, Class A, 4.88%, 06/10/33(a)(b)		2,179	2,186,846
NJ, Series 2025-WBRK, Class A, 5.87%, 03/05/35(a)(b)		1,485	1,542,301
NRTH Commercial Mortgage Trust, Series 2025- PARK, Class A, (1-mo. CME Term SOFR + 1.39%), 5.14%, 10/15/40(a)(b)		2,396	2,398,246
NYC Commercial Mortgage Trust
Series 2025-11X, Class A, (1-mo. CME Term SOFR + 1.74%), 5.49%, 10/15/40(a)(b)		860	862,675
Series 2025-28L, Class A, 4.67%, 11/05/38(a)(b)		589	590,246
Series 2025-3BP, Class A, (1-mo. CME Term SOFR + 1.21%), 4.96%, 02/15/42(a)(b)		1,401	1,389,643
Series 2025-77C, Class A, 4.79%, 01/10/38(a)(b)		2,785	2,796,757
PENN Commercial Mortgage Trust, Series 2025- P11, Class A, 5.34%, 08/10/42(a)(b)		406	415,885
PRM Trust, Series 2025-PRM6, Class A, 4.48%, 07/05/33(a)(b)		1,748	1,745,995
PRM5 Trust, Series 2025-PRM5, Class A, 4.47%, 03/10/33(a)(b)		2,572	2,571,041
SDAL Trust, Series 2025-DAL, Class A, (1-mo. CME Term SOFR + 2.44%), 6.19%, 04/15/42(a)(b)		2,128	2,141,217
SHRN Trust, Series 2025-MF18, Class A, (1-mo. CME Term SOFR + 1.20%), 4.95%, 10/15/40(a)(b)		2,415	2,416,494
UNIV Trust, Series 2025-APTS, Class A, (1-mo. CME Term SOFR + 1.65%), 5.40%, 11/15/42(a)(b)		1,721	1,723,123
VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(a)		555	562,509
Wells Fargo Commercial Mortgage Trust
Series 2018-AUS, Class A, 4.06%, 08/17/36(a)(b)		2,417	2,379,177
Series 2021-FCMT, Class A, (1-mo. CME Term SOFR + 1.31%), 5.07%, 05/15/31(a)(b)		3,516	3,513,353
Series 2024-1CHI, Class A, 5.31%, 07/15/35(a)(b)		1,090	1,099,436
WEST Trust, Series 2025-ROSE, Class A, 5.28%, 04/10/35(a)(b)		1,309	1,329,261
WHARF Commercial Mortgage Trust, Series 2025- DC, Class A, 5.35%, 07/15/40(a)(b)		1,027	1,055,332
			144,063,273
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class XA, 0.93%, 05/15/53(a)(b)		1,525	48,992

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Mortgage Total Return Series
(Formerly BATS: Series M Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
BANK
Series 2020-BN29, Class XA, 1.30%, 11/15/53(b)	USD	4,120	$ 208,660
Series 2021-BN33, Class XA, 1.04%, 05/15/64(b)		15,474	570,884
Benchmark Mortgage Trust, Series 2020-B21, Class XA, 1.41%, 12/17/53(a)(b)		3,675	197,421
BMO Mortgage Trust, Series 2023-C5, Class XA, 0.72%, 06/15/56(b)		8,703	345,617
UBS Commercial Mortgage Trust, Series 2019-C17, Class XA, 1.44%, 10/15/52(b)		9,482	418,122
Wells Fargo Commercial Mortgage Trust
Series 2018-C44, Class XA, 0.71%, 05/15/51(b)		7,541	100,524
Series 2020-C58, Class XA, 1.79%, 07/15/53(b)		4,351	282,706
			2,172,926
Total Non-Agency Mortgage-Backed Securities — 10.1% (Cost: $147,258,241)			146,236,199
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 2.9%
Fannie Mae
Series 2011-8, Class ZA, 4.00%, 02/25/41		468	456,885
Series 2017-100, Class ZJ, 3.50%, 12/25/47		3,223	2,921,873
Series 2018-32, Class PS, (SOFR (30-day) + 7.10%), 2.58%, 05/25/48(b)		1,653	1,418,159
Series 2018-76, Class ZL, 4.00%, 10/25/58		4,942	4,592,512
Series 2022-25, Class KL, 4.00%, 05/25/52		1,500	1,388,302
Series 2024-48, Class FC, (SOFR (30-day) + 1.10%), 4.97%, 07/25/54(b)		2,564	2,572,213
Series 2024-83, Class FA, (SOFR (30-day) + 1.15%), 5.02%, 10/25/54(b)		3,287	3,297,140
Series 2024-95, Class FC, (SOFR (30-day) + 1.40%), 5.27%, 12/25/54(b)		151	152,109
Series 2025-18, Class FH, (SOFR (30-day) + 1.40%), 5.27%, 08/25/54(b)		269	271,491
Series 2025-2, Class FG, (SOFR (30-day) + 1.45%), 5.32%, 02/25/55(b)		938	946,369
Series 2025-33, Class DV, 5.50%, 04/25/36		2,185	2,275,403
Series 2025-35, Class FJ, (SOFR (30-day) + 1.60%), 5.47%, 05/25/55(b)		626	632,944
Series 2025-40, Class EV, 5.00%, 06/25/36		691	709,094
Series 2025-42, Class FA, (SOFR (30-day) + 1.50%), 5.37%, 06/25/55(b)		373	376,743
Series 2025-42, Class FE, (SOFR (30-day) + 1.55%), 5.42%, 06/25/55(b)		681	688,263
Freddie Mac
Series 3745, Class ZA, 4.00%, 10/15/40		334	324,798
Series 3780, Class ZA, 4.00%, 12/15/40		1,162	1,117,768
Series 4355, Class ZL, 4.00%, 06/15/44		2,548	2,429,915
Series 4758, Class Z, 4.00%, 02/15/48		1,647	1,561,936
Series 5444, Class FC, (SOFR (30-day) + 1.12%), 4.99%, 08/25/54(b)		4,166	4,178,639
Series 5468, Class FM, (SOFR (30-day) + 1.20%), 5.07%, 11/25/54(b)		2,929	2,939,884
Series 5468, Class MF, (SOFR (30-day) + 1.30%), 5.17%, 11/25/54(b)		2,265	2,278,845
Series 5479, Class FB, (SOFR (30-day) + 1.40%), 5.27%, 12/25/54(b)		313	315,700
Series 5515, Class FB, (SOFR (30-day) + 1.40%), 5.27%, 03/25/55(b)		384	387,698
Series 5539, Class FC, (SOFR (30-day) + 1.50%), 5.37%, 05/25/55(b)		516	520,784
Security		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Freddie Mac
Series 5543, Class FC, (SOFR (30-day) + 1.50%), 5.37%, 06/25/55(b)	USD	395	$ 398,845
Series 5543, Class FG, (SOFR (30-day) + 1.50%), 5.37%, 06/25/55(b)		399	402,531
Series 5543, Class FM, (SOFR (30-day) + 1.50%), 5.37%, 06/25/55(b)		528	533,103
Series 5544, Class HV, 5.00%, 05/25/36		672	683,924
Series 5570, Class FA, (SOFR (30-day) + 1.40%), 5.27%, 05/25/55(b)		567	572,214
			41,346,084
Commercial Mortgage-Backed Securities — 1.2%
Freddie Mac
Series K082, Class A2, 3.92%, 09/25/28(b)		2,400	2,404,957
Series K139, Class A2, 2.59%, 01/25/32(b)		12,000	10,979,671
Series K154, Class A2, 3.42%, 04/25/32		3,500	3,438,432
			16,823,060
Interest Only Collateralized Mortgage Obligations — 1.2%
Fannie Mae
Series 2013-10, Class PI, 3.00%, 02/25/43		801	95,657
Series 2015-66, Class AS, (SOFR (30-day) + 6.14%), 2.26%, 09/25/45(b)		1,515	92,735
Series 2020-27, Class IJ, 4.50%, 05/25/50		4,075	791,520
Series 2021-23, Class CI, 3.50%, 07/25/46		1,979	353,851
Series 2021-41, Class IO, 3.50%, 07/25/51		3,774	674,753
Series 2021-88, Class IO, 2.50%, 12/25/51		1,803	241,293
Series 2024-7, Class IA, 3.50%, 11/25/49		4,445	563,126
Series 435, Class C24, 2.00%, 04/25/52		19,306	2,443,358
Freddie Mac
Series 5052, Class KI, 4.00%, 12/25/50		10,491	2,148,390
Series 5109, Class ID, 2.50%, 05/25/51		1,673	253,759
Series 5112, Class KI, 3.50%, 06/25/51		1,212	226,260
Series 5119, Class IC, 4.00%, 06/25/51		2,794	568,170
Ginnie Mae
Series 2020-151, Class MI, 2.50%, 10/20/50		9,612	1,382,750
Series 2021-104, Class IH, 3.00%, 06/20/51		4,036	682,600
Series 2021-149, Class KI, 3.00%, 08/20/51		7,623	1,285,619
Series 2021-193, Class IA, 3.00%, 11/20/51		11,630	1,932,011
Series 2021-87, Class NI, 3.00%, 05/20/51		6,623	1,114,430
Series 2022-5, Class LI, 3.50%, 01/20/52		9,860	1,816,730
Series 2022-78, Class IO, 3.00%, 08/20/51		6,459	1,049,470
Series 2024-6, Class ES, (SOFR (30-day) + 6.05%), 2.13%, 07/20/53(b)		4,432	351,594
			18,068,076
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac
Series K110, Class X1, 1.64%, 04/25/30(b)		1,116	64,181
Series K116, Class X1, 1.41%, 07/25/30(b)		2,036	105,234
Series K119, Class X1, 0.92%, 09/25/30(b)		3,251	116,612
Series K122, Class X1, 0.87%, 11/25/30(b)		4,961	173,648
Ginnie Mae
Series 2016-151, Class IO, 0.88%, 06/16/58(b)		16,076	730,735
Series 2017-61, Class IO, 0.69%, 05/16/59(b)		914	31,433
			1,221,843
Mortgage-Backed Securities — 118.2%
Fannie Mae Mortgage-Backed Securities
1.50%, 12/01/35 - 04/01/52		38,986	32,631,264
2.00%, 10/01/31 - 04/01/52		125,218	104,638,454
2.50%, 09/01/27 - 04/01/52		79,265	69,414,977
3.00%, 04/01/28 - 06/01/52		35,444	32,436,852
3.50%, 03/01/29 - 04/01/52		20,126	19,069,079

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Mortgage Total Return Series
(Formerly BATS: Series M Portfolio)
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Mortgage-Backed Securities (continued)
Fannie Mae Mortgage-Backed Securities
4.00%, 02/01/31 - 05/01/52	USD	24,325	$ 23,459,409
4.50%, 06/01/40 - 10/01/52		32,220	31,784,405
5.00%, 02/01/35 - 11/01/55		46,897	47,073,318
5.50%, 05/01/34 - 10/01/55		80,150	81,491,605
5.81%, 06/01/31		3,574	3,712,967
6.00%, 02/01/38 - 08/01/55		39,399	40,710,617
6.50%, 07/01/37 - 09/01/55		19,871	20,693,532
Freddie Mac Mortgage-Backed Securities
1.50%, 04/01/36 - 04/01/52		11,080	9,013,290
2.00%, 01/01/36 - 02/01/52		99,042	82,579,242
2.50%, 02/01/30 - 01/01/53		76,545	65,988,941
3.00%, 09/01/27 - 08/01/52		41,054	37,323,795
3.50%, 02/01/31 - 06/01/50		17,512	16,601,081
4.00%, 08/01/40 - 06/01/52		14,944	14,494,914
4.50%, 12/01/39 - 10/01/52		7,040	6,923,653
5.00%, 05/01/28 - 11/01/55(c)		77,770	77,721,468
5.50%, 01/01/28 - 01/01/55		47,340	48,174,264
6.00%, 08/01/28 - 08/01/55		85,445	88,008,916
6.50%, 02/01/53 - 09/01/55		22,055	23,028,973
Ginnie Mae Mortgage-Backed Securities
2.00%, 08/20/50 - 01/15/56(d)		73,992	61,288,900
2.50%, 04/20/51 - 01/15/56(d)		53,264	45,965,362
3.00%, 12/20/44 - 01/15/56(d)		83,007	74,617,433
3.50%, 01/15/42 - 01/15/56(d)		32,553	30,018,527
4.00%, 04/20/39 - 01/15/56(d)		30,090	28,577,633
4.50%, 09/20/39 - 01/15/56(d)		48,504	47,405,890
5.00%, 07/15/33 - 01/15/56(d)		35,491	35,490,288
5.50%, 07/15/38 - 01/15/56(d)		86,525	87,436,151
6.00%, 03/20/53 - 01/15/56(d)		24,608	25,087,400
6.50%, 01/15/56(d)		20,768	21,456,019
Uniform Mortgage-Backed Securities
1.50%, 01/01/41(d)		2,664	2,409,879
2.00%, 01/01/41 - 01/01/56(d)		59,230	49,518,759
2.50%, 01/01/41 - 01/01/56(d)		20,695	18,051,802
3.00%, 01/01/41 - 01/01/56(d)		46,341	41,139,349
3.50%, 01/01/41 - 01/01/56(d)		52,698	48,658,754
4.00%, 01/01/41 - 01/01/56(d)		3,872	3,737,366
4.50%, 01/01/41 - 01/01/56(d)		18,882	18,712,031
5.00%, 01/01/56(d)		7,615	7,593,583
5.50%, 01/01/56(d)		62,030	62,897,340
6.00%, 01/01/56(d)		6,467	6,639,847
6.50%, 01/01/56(d)		11,802	12,265,117
			1,705,942,446
Principal Only Collateralized Mortgage Obligations — 0.7%
Fannie Mae
Series 2023-36, Class AO, 0.00%, 08/25/50(e)		3,247	2,366,061
Series 2024-16, Class PO, 0.00%, 03/25/51(e)		1,448	1,047,519
Freddie Mac
Series 5319, Class PO, 0.00%, 08/25/50(e)		6,366	4,399,811
Series 5341, Class AO, 0.00%, 06/25/50(e)		3,550	2,558,447
Ginnie Mae, Series 2022-195, Class PO, 0.00%, 11/20/52(e)		433	349,672
			10,721,510
Total U.S. Government Sponsored Agency Securities — 124.3% (Cost: $1,836,571,663)			1,794,123,019
Total Long-Term Investments — 136.2% (Cost: $2,010,031,351)			1,967,025,277

Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
Dreyfus Treasury Securities Cash Management, Institutional Class, 3.64%(f)	5,352,765	$ 5,352,765

Par (000)
U.S. Treasury Obligations(g) — 1.5%
U.S. Treasury Bills
3.54%, 01/06/26	USD	1,535	1,534,411
3.51%, 01/15/26		20,355	20,328,985
Total U.S. Treasury Obligations — 1.5% (Cost: $21,861,540)			21,863,396
Total Short-Term Securities — 1.9% (Cost: $27,214,305)			27,216,161
Total Investments Before TBA Sale Commitments — 138.1% (Cost: $2,037,245,656)			1,994,241,438
TBA Sale Commitments(d)
Mortgage-Backed Securities — (28.1)%
Ginnie Mae Mortgage-Backed Securities
2.00%, 01/15/56		(21,515)	(17,813,662)
2.50%, 01/15/56		(684)	(589,897)
3.00%, 01/15/56		(45,171)	(40,581,556)
3.50%, 01/15/56		(937)	(852,560)
4.00%, 01/15/56		(558)	(527,027)
4.50%, 01/15/56		(23,200)	(22,594,625)
5.00%, 01/15/56		(450)	(448,936)
5.50%, 01/15/56		(11,232)	(11,340,910)
6.00%, 01/15/56		(865)	(881,455)
6.50%, 01/15/56		(10,594)	(10,950,720)
Uniform Mortgage-Backed Securities
2.00%, 01/01/41 - 01/01/56		(3,825)	(3,201,399)
2.50%, 01/01/41 - 01/01/56		(1,957)	(1,674,342)
3.00%, 01/01/41 - 01/01/56		(24,021)	(21,250,436)
3.50%, 01/01/41 - 01/01/56		(26,231)	(24,252,543)
4.00%, 01/01/41 - 01/01/56		(65,418)	(62,044,960)
4.50%, 01/01/41 - 01/01/56		(6,028)	(5,893,820)
5.00%, 01/01/56		(117,881)	(117,549,460)
5.50%, 01/01/56		(848)	(859,857)
6.00%, 01/01/56		(48,628)	(49,927,703)
6.50%, 01/01/56		(12,338)	(12,822,150)
Total TBA Sale Commitments — (28.1)% (Proceeds: $(405,342,654))			(406,058,018)
Total Investments Net of TBA Sale Commitments — 110.0% (Cost: $1,631,903,002)			1,588,183,420
Liabilities in Excess of Other Assets — (10.0)%			(144,657,927)
Net Assets — 100.0%			$ 1,443,525,493

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(d)	Represents or includes a TBA transaction.
(e)	Zero-coupon bond.
(f)	Annualized 7-day yield as of period end.
(g)	Rates are discount rates or a range of discount rates as of period end.

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Mortgage Total Return Series
(Formerly BATS: Series M Portfolio)
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury Bonds (30 Year)	79	03/20/26	$ 9,132	$ 34,445
U.S. Treasury Notes (10 Year)	275	03/20/26	30,920	(30,344)
U.S. Treasury Notes (2 Year)	44	03/31/26	9,187	7,796
				11,897
Short Contracts
U.S. Ultra Treasury Notes (10 Year)	66	03/20/26	7,591	10,718
U.S. Treasury Notes (5 Year)	154	03/31/26	16,833	32,009
				42,727
				$ 54,624
OTC Credit Default Swaps — Buy Protection
Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	USD	3,974	$872,201	$162,605	$709,596
CMBX.NA.10.BBB-	3.00	Monthly	Goldman Sachs International	11/17/59	USD	4,172	915,811	179,099	736,712
							$1,788,012	$341,704	$1,446,308
OTC Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.10.BBB-	3.00%	Monthly	Goldman Sachs International	11/17/59	BBB-	USD	4,395	$(964,759)	$(273,432)	$(691,327)
CMBX.NA.10.BBB-	3.00	Monthly	J.P. Morgan Securities LLC	11/17/59	BBB-	USD	3,751	(823,253)	(235,138)	(588,115)
								$(1,788,012)	$(508,570)	$(1,279,442)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the

Schedule of Investments (unaudited) (continued)
December 31, 2025
BATS: Mortgage Total Return Series
(Formerly BATS: Series M Portfolio)
Fair Value Hierarchy as of Period End (continued)
pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 26,666,059	$ —	$ 26,666,059
Non-Agency Mortgage-Backed Securities	—	146,236,199	—	146,236,199
U.S. Government Sponsored Agency Securities	—	1,794,123,019	—	1,794,123,019
Short-Term Securities
Money Market Funds	5,352,765	—	—	5,352,765
U.S. Treasury Obligations	—	21,863,396	—	21,863,396
Liabilities
TBA Sale Commitments	—	(406,058,018)	—	(406,058,018)
	$ 5,352,765	$ 1,582,830,655	$ —	$ 1,588,183,420
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 1,446,308	$ —	$ 1,446,308
Interest Rate Contracts	84,968	—	—	84,968
Liabilities
Credit Contracts	—	(1,279,442)	—	(1,279,442)
Interest Rate Contracts	(30,344)	—	—	(30,344)
	$ 54,624	$ 166,866	$ —	$ 221,490

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CME	Chicago Mercantile Exchange
IO	Interest Only
OTC	Over-the-Counter
SOFR	Secured Overnight Financing Rate
TBA	To-be-Announced